Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Information [Abstract]
Schedule of Reconciliation of Liabilities Arising from Financing Activities	Reconciliation of liabilities arising from financing activities
	Consolidated
	Convertible promissory notes	Derivative embedded in convertible bonds issued	Issue of shares	Other reserves	Total
	US$	US$	US$	US$	US$
Beginning balance as of January 1, 2023	5,118,173	1,677,178	65,464,091	(558,298)	71,701,144
Cash flows from financing activities	10,619,667	-	2,163,760	-	12,783,427
Issue of shares on conversion of debt	(600,000)	-	600,000	-	-
Issue of shares on acquisition of subsidiaries	-	-	750,000	-	750,000
Change in working capital	(50,786)	-	-	-	(50,786)
Acquisition of subsidiaries	-	-	-	(722,784)	(722,784)
Fair value change in derivative financial instruments	-	(228,178)	-	(675,430)	(903,608)
Debt discount	(3,943,054)	-	-	3,943,054	-
Ending balance as of December 31, 2023	11,144,000	1,449,000	68,977,851	1,986,542	83,557,393
	Consolidated
	Amounts due to related companies	Convertible promissory notes	Lease liabilities	Derivative embedded in convertible bonds issued	Issue of shares	Other reserves	Total
	US$	US$	US$	US$	US$	US$	US$
Beginning balance as of January 1, 2022	179,684	3,083,223	1,367,162	1,571,939	35,970,373	45,392	42,217,773
Cash flows from financing activities	-	6,069,422	-	-	26,048,846	-	32,118,268
Change in working capital	(460,477)	-	(426,157)	-	-	-	(886,634)
Issue of shares on conversion of debt	-	(3,444,872)	-	-	3,444,872	-	-
Debt discount	-	(589,600)	-	589,600	-	-	-
Fair value change in derivative financial instruments	-	-	-	1,087,578	-	-	1,087,578
Release of other reserve upon sale of financial assets	-	-	-	-	-	(45,392)	(45,392)
Redemption of convertible promissory note	-	-	-	(1,571,939)	-	-	(1,571,939)
Acquisition of subsidiary	-	-	-	-	-	(558,298)	(558,298)
Disposal of subsidiaries	192,532	-	-	-	-		192,532
Deemed disposal of subsidiaries	88,261	-	(941,005)	-	-	-	(852,744)
Ending balance as of December 31, 2022	-	5,118,173	-	1,677,178	65,464,091	(558,298)	71,701,144

	Consolidated
	Amounts due to related companies	Amount due to holding company	Convertible promissory notes	Lease liabilities	Derivative embedded in convertible bonds issued	Issue of shares	Other reserves	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Beginning balance as of January 1, 2021	183,224	410,674	1,735,049	-	942,375	23,784,959	2,084,870	29,141,151
Cash flows from financing activities	-	-	1,348,174	1,447,484	-	12,185,414	-	14,981,072
Change in working capital	160	(410,674)	-	(80,322)	-	-	-	(490,836)
Transfer other reserve to accumulated losses	-	-	-	-	-	-	(2,084,870)	(2,084,870)
Acquisition of subsidiary	-	-	-	-	-	-	45,392	45,392
Fair value change	-	-	-	-	629,564	-	-	629,564
Disposal of plant and equipment	(3,700)	-	-	-	-	-	-	(3,700)
Ending balance as of December 31, 2021	179,684	-	3,083,223	1,367,162	1,571,939	35,970,373	45,392	42,217,773

Schedule of Changes in Working Capital	Net cash outflows from changes in working capital
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Cash flows from changes in working capital
(Increase)/decrease in assets:
Trade receivables	(326,185)	(329,720)	55,240
Other receivables	(281,759)	(2,024,642)	(14,473)
Inventories	188,669	(4,971,046)	(18,572)
Loan receivables	-	(102,000)	-
Other current assets	64,654	(232,120)	(428,999)
Amount due from associate company	-	(476,815)	-
Amount due from former group companies	5,053,879	(1,648,656)	-
Increase/(decrease) in liabilities:
Amount due to related companies	-	(460,477)	160
Deferred tax	-	-	18,527
Trade and other payables	476,144	(757,990)	160,543
Amount due to holding company	-	-	(410,674)
Lease liabilities	-	(426,157)	(80,322)
Net cash inflows/(outflows) from changes in working capital	5,175,402	(11,429,623)	(718,570)